Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 1,196	$ 998
Unamortized prior service	(935)	(1,023)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 261	$ (25)